INCOME TAXES - Additional Information (Detail) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended								36 Months Ended
	Mar. 31, 2018	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Line Items]
Income tax rate		25.00%	25.00%	25.00%	25.00%	25.00%
Net operating loss carried forward			¥ 2,717,316
Increase Decrease in net income/loss per ordinary share-basic | ¥ / shares			¥ 0		¥ 0.76	¥ 0.39
Uncertain tax positions			¥ 0		¥ 0
Increase Decrease in net income/loss per ordinary share-diluted | ¥ / shares			¥ 0		¥ 0.76	¥ 0.39
Increase (decrease) in income tax expenses			¥ 581
Exemption For Income Tax Holiday [Member]
Income Tax Disclosure [Line Items]
Increase (decrease) in income tax expenses					¥ (129,026)	¥ 62,404
Minimum
Income Tax Disclosure [Line Items]
Net operating loss carried forward, expire date		Dec. 31, 2023	Dec. 31, 2023
Maximum
Income Tax Disclosure [Line Items]
Net operating loss carried forward, expire date		Dec. 31, 2032	Dec. 31, 2032
BaiJiaHuLian HK [Member]
Income Tax Disclosure [Line Items]
Income tax rate	16.50%								16.50%
BaiJiaHuLian HK [Member] | Assessable Profit Threshold Minimum
Income Tax Disclosure [Line Items]
Assessable profit threshold limit | $		$ 2,000
Income tax rate		8.25%	8.25%
BaiJiaHuLian HK [Member] | Assessable Profit Threshold Maximum
Income Tax Disclosure [Line Items]
Assessable profit threshold limit | $		$ 2,000
Income tax rate		16.50%	16.50%
GaoTuYunJi [Member] | High And New Technology Enterprise
Income Tax Disclosure [Line Items]
Income tax rate				15.00%	15.00%	15.00%	15.00%
Beijing Lexuebang [Member] | Software Enterprise [Member]
Income Tax Disclosure [Line Items]
Income tax rate						0.00%	0.00%				12.50%
Wuhan Yuexuebang [Member] | Software Enterprise [Member]
Income Tax Disclosure [Line Items]
Income tax rate				0.00%	0.00%	0.00%				12.50%
Beijing Gaotu [Member] | High And New Technology Enterprise
Income Tax Disclosure [Line Items]
Income tax rate		15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
HK
Income Tax Disclosure [Line Items]
Foreign income tax expense benefit | $		$ 0		$ 0